Issued Capital (Tables)	6 Months Ended
Jun. 30, 2026
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Summary of Capital Issued

(in thousands)	Note	June 30 2026	December 31 2025

Issued capital

Share capital issued and outstanding: 454,159,968 common shares (December 31, 2025: 454,033,830 common shares)	17.1	$3,825,005	$3,814,910

Schedule of Dividends Declared

	Three Months Ended June 30		Six Months Ended June 30

(in thousands, except per share amounts)	2026	2025	2026	2025

Dividends declared per share	$0.195	$0.165	$0.390	$0.330

Average number of shares eligible for dividend	454,133	453,933	454,116	453,878

Total dividends declared	$88,556	$74,899	$177,105	$149,780

1)	The Company has implemented a DRIP whereby shareholders can elect to have dividends reinvested directly into additional Wheaton common shares.